Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Contract liabilities:
Unfavorable contract rights, Beginning Balance	$ (651)	$ (2,169)
Amortization income	583	1,518
Unfavorable contract rights, Ending Balance	$ (68)	$ (651)